Long-term debt, current and non-current, textual (Details) - USD ($)			2 Months Ended	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 19, 2015	Jan. 13, 2014	Mar. 10, 2015	Mar. 30, 2015	Mar. 20, 2015	Apr. 30, 2015	Jul. 24, 2015	Oct. 06, 2015	Nov. 19, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 19, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Repayments of Long-term Debt										$ 321,240,000	$ 48,589,000		$ 45,783,000
Compensating Balance, Amount										$ 21,500,000	$ 19,500,000
Trading Symbol										DSX
Revolving Credit Facility February 2005 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date										Feb. 18, 2005
Line of Credit Facility, Maximum Borrowing Capacity										$ 230,000,000
Revolving Credit Facility May 2006 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date										May 24, 2006
Line of Credit Facility, Maximum Borrowing Capacity										$ 300,000,000
Line of Credit Facility, Frequency of Payments										semi-annual
Line of Credit Facility, Periodic Payment										$ 15,000,000
Line of Credit Facility, Expiration Date										Jul. 24, 2015
Line of Credit Facility, Interest Rate Description										LIBOR plus a margin ranging from 0.75% to 0.85%
Repayments of Long-term Debt							$ 195,000,000
Debt Instrument, Baloon Payment										$ 165,000,000
Long-term Debt, Weighted Average Interest Rate										0.90%	0.95%
Minimum [Member] | Revolving Credit Facility May 2006 [Member]
Debt Instrument [Line Items]
Loan Margin Percentage										0.75%
Maximum [Member] | Revolving Credit Facility May 2006 [Member]
Debt Instrument [Line Items]
Loan Margin Percentage										0.85%
Secured Debt [Member]
Debt Instrument [Line Items]
Number Of Vessels Collateral For Debt										42
Debt Instrument, Frequency of Periodic Payments										quarterly or semi-annual installments
Debt Instrument, Maturity Date Range, Start										Feb. 28, 2019
Debt Instrument, Maturity Date Range End										Nov. 30, 2022
Debt Instrument, Description of Variable Rate Basis										LIBOR plus a margin
Long-term Debt, Weighted Average Interest Rate										2.47%	2.68%
Debt Instrument Collateral Amount										$ 1,412,382,000
Debt Instrument, Debt Default, Amount										$ 1,419,000
Debt Instrument, Debt Default, Description of Violation or Event of Default										As of December 31, 2015, the Company was not in compliance with the minimum required hull cover ratio of one of its term loan agreements, creating a shortfall of $1,419. The Company received a waiver by the bank, which covers the period from December 31, 2015 up to and including December 31, 2016, amending the ratio to a lower level and with the requirement to provide updated valuations by July 31, 2016.
Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Loan Margin Percentage										1.00%
Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Loan Margin Percentage										3.00%
Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date										May 20, 2015
Debt Instrument, Face Amount										$ 63,250,000
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Maturity Date										May 15, 2020
Debt Instrument, Interest Rate, Stated Percentage										8.50%
Debt Instrument, Face Amount Per Note										$ 25
Proceeds from Issuance of Unsecured Debt										$ 61,180,000
Debt Instrument, Redemption Period, Start Date										May 15, 2017
Debt Instrument, Redemption Price, Percentage										100.00%
Trading Symbol										DSXN
Officers And Directors [Member] | Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt										$ 12,750,000
Commonwealth Bank Of Australia [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date										Jan. 09, 2014
Number Of Subsidiaries, Entered Into Loan Agreement										2
Debt Instrument, Face Amount										$ 18,000,000
Proceeds From Issuance Of Secured Debt		$ 18,000,000
Debt Instrument, Description of Variable Rate Basis										LIBOR plus a margin
Loan Margin Percentage										2.25%
Commonwealth Bank Of Australia [Member] | Taka Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount										$ 8,500,000
Debt Instrument, Number of installments										24
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 196,000
Debt Instrument, Baloon Payment										$ 3,800,000
Debt Instrument, Maturity Date										Jan. 13, 2020
Commonwealth Bank Of Australia [Member] | Fayo Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount										$ 9,500,000
Debt Instrument, Number of installments										32
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 156,000
Debt Instrument, Baloon Payment										$ 4,500,000
Debt Instrument, Maturity Date										Jan. 13, 2022
BNP Paribas [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date										Dec. 18, 2014
Number Of Subsidiaries, Entered Into Loan Agreement										2
Debt Instrument, Face Amount										$ 55,000,000
Proceeds From Issuance Of Secured Debt												$ 53,500,000
Debt Instrument, Number of installments										14
Debt Instrument, Frequency of Periodic Payments										semi-annual
Debt Instrument, Periodic Payment, Principal										$ 1,574,000
Debt Instrument, Baloon Payment										$ 31,466,000
Debt Instrument, Maturity Date										Nov. 30, 2021
Debt Instrument, Description of Variable Rate Basis										LIBOR plus a margin
Loan Margin Percentage										2.00%
Nordea Bank [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date										Mar. 17, 2015
Number Of Subsidiaries, Entered Into Loan Agreement										8
Debt Instrument, Face Amount										$ 110,000,000
Proceeds From Issuance Of Secured Debt	$ 93,080,000
Repayments of Long-term Debt	$ 38,345,000
Debt Instrument, Number of installments										24
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 1,862,000
Debt Instrument, Baloon Payment										$ 48,402,000
Debt Instrument, Maturity Date										Mar. 19, 2021
Debt Instrument, Description of Variable Rate Basis										LIBOR plus a margin
Loan Margin Percentage										2.10%
Deutsche Bank [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt			$ 28,600,000		$ 15,750,000
ABN AMRO Bank NV [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date										Mar. 26, 2015
Number Of Subsidiaries, Entered Into Loan Agreement										3
Debt Instrument, Face Amount										$ 53,000,000
Proceeds From Issuance Of Secured Debt				$ 50,160,000
Debt Instrument, Number of installments										24
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 994,000
Debt Instrument, Baloon Payment										$ 26,310,000
Debt Instrument, Maturity Date										Mar. 30, 2021
Debt Instrument, Description of Variable Rate Basis										LIBOR plus a margin
Loan Margin Percentage										2.00%
Danish Ship FInance [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date										Apr. 29, 2015
Number Of Subsidiaries, Entered Into Loan Agreement										1
Debt Instrument, Face Amount										$ 30,000,000
Proceeds From Issuance Of Secured Debt						$ 30,000,000
Debt Instrument, Number of installments										28
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 500,000
Debt Instrument, Baloon Payment										$ 16,000,000
Debt Instrument, Maturity Date										Apr. 30, 2022
Debt Instrument, Description of Variable Rate Basis										LIBOR plus a margin
Loan Margin Percentage										2.15%
BNP Paribas [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date										Jul. 22, 2015
Debt Instrument, Face Amount										$ 165,000,000
Proceeds From Issuance Of Secured Debt							$ 165,000,000
Debt Instrument, Number of installments										20
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Baloon Payment										$ 69,000,000
Debt Instrument, Maturity Date										Jul. 24, 2020
Debt Instrument, Description of Variable Rate Basis										LIBOR plus a margin
BNP Paribas [Member] | First Eight Installments [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments										8
Debt Instrument, Periodic Payment, Principal										$ 2,500,000
Loan Margin Percentage										2.35%
BNP Paribas [Member] | From 9th To 12th Installment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments										4
Debt Instrument, Periodic Payment, Principal										$ 5,000,000
Loan Margin Percentage										2.30%
BNP Paribas [Member] | From 13th to 20th Installment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments										8
Debt Instrument, Periodic Payment, Principal										$ 7,000,000
Loan Margin Percentage										2.25%
ING Bank N.V. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date										Sep. 30, 2015
Number Of Subsidiaries, Entered Into Loan Agreement										2
Debt Instrument, Face Amount										$ 39,683,000
Debt Instrument, Description of Variable Rate Basis										LIBOR plus a margin
Loan Margin Percentage										1.65%
ING Bank N.V. [Member] | Ujae Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount										$ 27,950,000
Proceeds From Issuance Of Secured Debt									$ 27,950,000
Debt Instrument, Number of installments										28
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 466,000
Debt Instrument, Baloon Payment										$ 14,907,000
Debt Instrument, Maturity Date										Nov. 19, 2022
ING Bank N.V. [Member] | Rairok Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount										$ 11,733,000
Proceeds From Issuance Of Secured Debt								$ 11,733,000
Debt Instrument, Number of installments										28
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 293,000
Debt Instrument, Baloon Payment										$ 3,520,000
Debt Instrument, Maturity Date										Oct. 06, 2022
Commitment Letter [Member]
Debt Instrument [Line Items]
Number Of Subsidiaries, Entered Into Loan Agreement										3
Debt Instrument, Face Amount										$ 75,735,000